SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2011	Oct. 31, 2009 Convertible senior notes Cell Genesys
Convertible Senior Notes
Interest rate (as a percent)				3.125%
Investments
Investments balance	$ 3,413,762		$ 3,405,807
Number of Board members to be designated	1
Investment impairment charge		$ 286,000